Consolidation of subsidiaries (Details 1) (Detail) - BRL (R$) R$ in Thousands								12 Months Ended
	Aug. 09, 2019	Apr. 01, 2019	Feb. 28, 2019	Dec. 05, 2018	Dec. 31, 2017	Oct. 03, 2017	May 02, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Mar. 29, 2018	Dec. 31, 2016
Consolidation of subsidiaries
Assets								R$ 14,582,248	R$ 11,417,278
Liabilities								6,567,300	4,842,900
Equity					R$ 870,391			8,014,948	6,574,376	R$ 870,391		R$ 626,862
Net income (loss) for the year								1,367,025	R$ 910,408	R$ 478,794
PagSeguro Brazil
Consolidation of subsidiaries
Assets								15,928,993
Liabilities								8,345,077
Equity								7,583,916
Net income (loss) for the year								R$ 1,393,512
Ownership - %								99.99%
Level								Direct
BS Holding
Consolidation of subsidiaries
Assets								R$ 132,347
Liabilities								99,861
Equity								32,486
Net income (loss) for the year								R$ (27,514)
Ownership - %								99.99%
Level								Direct
Net+Phone
Consolidation of subsidiaries
Assets								R$ 302,489
Liabilities								134,728
Equity								167,762
Net income (loss) for the year								R$ 38,814
Ownership - %								99.99%
Level								Indirect
Boa Compra
Consolidation of subsidiaries
Assets								R$ 127,633
Liabilities								94,425
Equity								33,208
Net income (loss) for the year								R$ 6,659
Ownership - %								99.99%
Level								Indirect
BCPS
Consolidation of subsidiaries
Assets								R$ 1,529
Liabilities								368
Equity								1,161
Net income (loss) for the year								R$ (486)
Ownership - %					99.50%			99.50%
Level								Indirect
R2TECH
Consolidation of subsidiaries
Assets								R$ 14,527
Liabilities								2,519
Equity								12,008
Net income (loss) for the year								R$ 8,139
Ownership - %			100.00%				51.00%	100.00%
Level								Indirect
BIVA
Consolidation of subsidiaries
Assets								R$ 22,929
Liabilities								5,017
Equity								17,912
Net income (loss) for the year								R$ 5,379
Ownership - %		100.00%				51.40%		100.00%
Level								Indirect
FIDC
Consolidation of subsidiaries
Assets								R$ 2,539,512
Liabilities								353,279
Equity								2,186,233			R$ 20,000
Net income (loss) for the year								R$ 1,655,508
Ownership - %								100.00%
Level								Indirect
TILIX
Consolidation of subsidiaries
Assets								R$ 10,539
Liabilities								11,237
Equity								(698)
Net income (loss) for the year								R$ (2,200)
Ownership - %				100.00%				100.00%
Level								Indirect
BancoSeguro
Consolidation of subsidiaries
Assets								R$ 1,275,166
Liabilities								1,158,426
Equity								116,740
Net income (loss) for the year								R$ (27,200)
Ownership - %								100.00%
Level								Indirect
Yami
Consolidation of subsidiaries
Assets								R$ 588
Liabilities								570
Equity								18
Net income (loss) for the year								R$ 37
Ownership - %	100.00%							100.00%
Level								Indirect
Registra Seguro
Consolidation of subsidiaries
Assets								R$ 5,000
Liabilities								0
Equity								5,000
Net income (loss) for the year								R$ 0
Ownership - %								100.00%
Level								Indirect